Note 4. Notes Payable: Schedule of Maturities of Long-term Debt (Tables)	12 Months Ended
Nov. 30, 2018
Tables/Schedules
Schedule of Maturities of Long-term Debt
	Notes Payable	Notes Payable - Related Parties
2019	$ -	$ 24,000
2020	-	-
2021	-	-
2022	45,000	5,000
Total	$ 45,000	$ 29,400